Bridge Loan Payable, Net - Schedule of Bridge Loan Payable (Details) - Bridge Loan Payable [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Principal amount		$ 375,000
Less: unamortized debt issuance costs		(14,441)
Less: unamortized debt discount		(163,218)
Convertible note payable, net		$ 197,341